Note 4 - Securities Available for Sale (Details) - Securities by Contractual Maturity - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Securities by Contractual Maturity [Abstract]
Due one year or less	$ 6,989
Due one year or less	7,012
Due after one year through five years	103,190
Due after one year through five years	103,162
Due after five years through ten years	1,333
Due after five years through ten years	1,329
Due after ten years	759
Due after ten years	408
No stated maturity	58
No stated maturity	63
Total	112,329	$ 138,527
Total	$ 111,974	$ 137,834